Leases - Summary of Lease in the statements of financial instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance at January 1	$ 1,058	$ 1,398
Additions	158	317
Accretion of interest	31	136
Payments	(874)	(793)
Balance at December 31	373	1,058
Non-current	11	327
Current	362	731
Total lease liabilities	$ 373	$ 1,058